Alger Emerging Markets Fund Average Annual Total Returns - Class Z Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Gross Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		34.36%	4.67%	8.86%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		26.02%	0.24%	6.74%
Performance Inception Date	Feb. 28, 2014
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.05%	0.14%	6.16%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.61%	0.24%	5.18%